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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------

   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 --------------------------
   Address:      2365 Carillon Point
                 --------------------------
                 Kirkland, WA 98033
                 --------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington   August 14, 2007
   -------------------------------    --------------------   ---------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 11
                                        --------------------

Form 13F Information Table Value Total: $3,836,030
                                        --------------------
                                             (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of June 30, 2007. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of June 30, 2007.

(2) In calculating the value, Cascade used the price per share for the applicable security as of June 30, 2007.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------

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                           FORM 13F INFORMATION TABLE
                             AS OF JUNE 30, 2007 (1)

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                                                                    AMOUNT AND TYPE                             VOTING AUTHORITY
                                                                      OF SECURITY
----------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE (2)  SHARES/PRN  SH/      INVESTMENT  OTHER
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X1000)     AMOUNT    PRN      DISCRETION MANAGERS SOLE   SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC DEL          CL A      084670108 $   443,374      4,050   SH      OTHER         1               4,050
CANADIAN NATL RY CO                 COM       136375102 $ 1,600,972 31,434,745   SH      OTHER         1          31,434,745
FISHER COMMUNICATIONS INC           COM       337756209 $    23,145    455,700   SH      OTHER         1             455,700
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206 $   536,716 19,439,200   SH      OTHER         1          19,439,200
OTTER TAIL CORP                     COM       689648103 $    81,987  2,556,499   SH      OTHER         1           2,556,499
PACIFIC ETHANOL INC                 COM       69423U107 $        13      1,000   SH      OTHER         1               1,000
PNM RES INC                         COM       69349H107 $   181,178  6,519,550   SH      OTHER         1           6,519,550
REPUBLIC SVCS INC                   COM       760759100 $   833,177 27,192,451   SH      OTHER         1          27,192,451
SIX FLAGS INC                       COM       83001P109 $    62,183 10,210,600   SH      OTHER         1          10,210,600
WESTERN ASSET CLAYMORE US TR   COM SH BEN INT 95766Q106 $    25,812  2,270,200   SH      OTHER         1           2,270,200
WESTERN ASSET/CLYMRE US TR INF      COM       95766R104 $    47,473  4,113,800   SH      OTHER         1           4,113,800